UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-08

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-10-09

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              42

Form 13F Information Table Value Total:                          361,790
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                                 SHRS OR
                                                                 PRN AMT;
                               TITLE                             SH/PRN;
        NAME OF ISSUE         OF CLASS       CUSIP    (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                 SOLE   SHARED   NONE
Affiliated Managers Group         Com      008252108   9,965     237,709SH    SOLE      N/A      190,803  0      46,906
Allied Cap Corp New               Com      01903Q108   1,670     620,939SH    SOLE      N/A      492,390  0     128,549
American Cap Ltd                  Com      02503Y103   2,349     724,864SH    SOLE      N/A      587,387  0     137,477
American Eagle Outfitters         Com      02553E106   5,520     589,728SH    SOLE      N/A      483,428  0     106,300
Berkshire Hathaway Inc Del       Cl B      084670207  18,416       5,730SH    SOLE      N/A        4,648  0       1,082
Best Buy Inc                      Com      086516101   3,370     119,870SH    SOLE      N/A       98,630  0      21,240
Barrett Bill Corp                 Com      06846N104   8,814     417,122SH    SOLE      N/A      343,637  0      73,485
BT Group PLC                      Adr      05577E101   6,946     347,624SH    SOLE      N/A      283,434  0      64,190
Canadian Natl Ry Co               Com      136375102  14,239     387,351SH    SOLE      N/A      312,451  0      74,900
CB Richard Ellis Group Inc       Cl A      12497T101      99      22,900SH    SOLE      N/A       21,620  0       1,280
Cemex Sab De Cv              Spon ADR New  151290889   6,409     701,251SH    SOLE      N/A      576,133  0     125,118
Fidelity National Financial      Cl A      31620R105  19,301   1,087,402SH    SOLE      N/A      889,982  0     197,420
Fidelity Natl Information S       Com      31620M106   9,614     590,920SH    SOLE      N/A      483,729  0     107,191
General Growth Pptys Inc          Com      370021107     447     346,439SH    SOLE      N/A      297,749  0      48,690
HCC Ins Hldgs Inc                 Com      404132102  28,832   1,077,846SH    SOLE      N/A      881,873  0     195,973
Helmerich & Payne Inc             Com      423452101   8,193     360,126SH    SOLE      N/A      292,326  0      67,800
Johnson & Johnson                 Com      478160104   7,056     117,931SH    SOLE      N/A       95,441  0      22,490
JP Morgan & Chase & Co            Com      46625H100  19,590     621,298SH    SOLE      N/A      508,980  0     112,318
Kimco Realty Corp                 Com      49446R109  11,239     614,843SH    SOLE      N/A      498,104  0     116,739
Lender Processing Svcs Inc        Com      52602E102   6,953     236,092SH    SOLE      N/A      197,404  0      38,688
Level 3 Communications Inc        Com      52729N100   3,767   5,381,023SH    SOLE      N/A     4,294,63  0   1,086,389
Level 3 Communications Inc       Note      52729NBA7     959   1,547,000PRN   SOLE      N/A            0  0           0
Markel Corp                       Com      570535104   7,914      26,469SH    SOLE      N/A       21,819  0       4,650
Medtronic Inc                     Com      585055106   7,427     236,392SH    SOLE      N/A      193,072  0      43,320
Meredith Corp                     Com      589433101   1,035      60,430SH    SOLE      N/A       49,330  0      11,100
Mohawk Inds Inc                   Com      608190104   4,475     104,140SH    SOLE      N/A       83,500  0      20,640
Nabors Industries Ltd             Shs      G6359F103   6,059     506,207SH    SOLE      N/A      411,837  0      94,370
Nucor Corp                        Com      670346105  17,337     375,258SH    SOLE      N/A      305,687  0      69,571
Posco                        Sponsored ADR 693483109   5,975      79,402SH    SOLE      N/A       64,522  0      14,880
Radian Group Inc                  Com      750236101   1,973     536,249SH    SOLE      N/A      436,909  0      99,340
Sherwin Williams Co               Com      824348106   6,921     115,835SH    SOLE      N/A       92,175  0      23,660
Suncor Energy Inc                 Com      867229106   5,539     284,069SH    SOLE      N/A      232,297  0      51,772
Sysco Corp                        Com      871829107   4,062     177,050SH    SOLE      N/A      142,530  0      34,520
Taiwan Semiconductor Mfg Lt  Sponsored ADR 874039100   9,268   1,173,121SH    SOLE      N/A      962,782  0     210,339
TEVA Pharmaceutical Inds Lt       Adr      881624209  20,476     481,002SH    SOLE      N/A      388,112  0      92,890
Triad Gty Inc                     Com      895925105     210     553,494SH    SOLE      N/A      454,548  0      98,946
TJX Cos Inc New                   Com      872540109   5,611     272,773SH    SOLE      N/A      217,283  0      55,490
United Technologies Corp          Com      913017109  14,138     263,767SH    SOLE      N/A      213,907  0      49,860
Wal Mart Stores Inc               Com      931142103  13,798     246,121SH    SOLE      N/A      199,111  0      47,010
Wellpoint Inc                     Com      94973V107  11,555     274,272SH    SOLE      N/A      222,092  0      52,180
Wells Fargo & Co New              Com      949746101  19,083     647,305SH    SOLE      N/A      526,063  0     121,242
XTO Energy Inc                    Com      98385X106   5,186     147,050SH    SOLE      N/A      119,200  0      27,850
